As filed with the Securities and Exchange Commission on October 11, 2005


Securities Act File No. 33-46973
Investment Company Act File No. 811-6625

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 F O R M  N-1A


           Registration Statement Under the Securities Act of 1933    [X]
                       Pre-Effective Amendment No. __                 [ ]
                       Post-Effective Amendment No. 51                [X]
                                       and
Registration Statement Under the Investment Company Act of 1940
                                          Amendment No. 52            [X]


                       THE PAYDEN & RYGEL INVESTMENT GROUP
                        (formerly P & R Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                    (Address of Principal Executive Offices)
                                 (213) 625-1900
              (Registrant's Telephone Number, Including Area Code)

                            Edward S. Garlock, Esq.
                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                                 (213) 625-1900
                     (Name and Address of Agent for Service)

                        Copy to: Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                515 S. Flower St., Los Angeles, California 90071

                  Approximate Date of Proposed Public Offering:
                As soon as practicable following effective date.

             It is proposed that this filing will become effective:


        [ ]    Immediately upon filing pursuant to paragraph (b)


        [ ]    On (date) pursuant to paragraph (b)


        [X ]    60 days after filing pursuant to paragraph (a)(1)


        [ ]    On (date) pursuant to paragraph (a)(1)

        [ ]    75 days after filing pursuant to paragraph (a)(2)

        [ ]    On (date) pursuant to paragraph (a)(2), of Rule 485.

        [ ] This post-effective amendment designates a new effective Date for a previously filed post-effective amendment.

      Title of Securities being registered: Shares of Beneficial Interest

PAYDENFUNDS

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2005

Effective November 1, 2005, the "Principal Investment Strategies" and "Principal Investment Risk" for the Payden Growth & Income Fund, as set forth on page 21 of the Prospectus dated February 28, 2005, are hereby deleted in their entirety and the following is substituted in their place. The Investment Objective for the Fund, as set forth below and on page 21 of the Prospectus, remains unchanged. Also, effective November 1, 2005, the Fund's benchmark will change from the S&P 500 BARRA Value Index to the Russell 1000 Value Index.

INVESTMENT OBJECTIVE:

     The Fund seeks growth of capital and some current income.

PRINCIPAL INVESTMENT STRATEGIES:

     - Under normal market conditions, the Fund invests approximately 50% of its total assets in a portfolio of common stocks structured to perform in a manner similar to a large cap value basket of stocks, such as the Fund's benchmark, the Russell 1000 Value Index. The Adviser uses a quantitative technique to structure a portfolio of large cap value stocks designed to approximate the performance of the Fund's benchmark.

     - Under normal market conditions, the Fund invests the remaining approximately 50% of its total assets in a combination of one or more exchange-traded funds, such as the Russell 1000 Value Index ishares.

     - The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

     - By investing in stocks, the Fund exposes you to certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose stocks the Fund owns. By investing in the Fund, therefore, you could lose money.

     - Although the Fund's return will vary with changes in the stock market, the Fund is not an index fund, and changes in the Fund's net asset value per share will not precisely track changes in the general stock market or the Fund's benchmark. For example, to the extent that the Fund invests in only a limited portion of the common stocks making up the benchmark, the Fund may be more volatile than that benchmark.

     - The Fund is "non-diversified." As a result, events that affect a few - or even one - of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

           THE DATE OF THIS PROSPECTUS SUPPLEMENT IS OCTOBER __, 2005

                       THE PAYDEN & RYGEL INVESTMENT GROUP

                                 F O R M  N-1A

                            PART C: OTHER INFORMATION

Item 23.       Exhibits.

        (a.1)       Master Trust Agreement of Registrant (a).

        (a.2)       Certificate of Amendment of Master Trust Agreement (b).

        (a.3) Amendment No. 2 to the Master Trust Agreement dated September 16, 1993 (c).

        (a.4) Amendment No. 3 to the Master Trust Agreement dated December 13, 1993 (d).

        (a.5) Amendment No. 4 to the Master Trust Agreement dated March 17, 1994 (e).

        (a.6) Amendment No. 5 to the Master Trust Agreement dated as of August 31, 1994 (f).

        (a.7)       Amendment No. 6 to the Master Trust Agreement (g).

        (a.8)       Amendment No. 7 to the Master Trust Agreement (h).

        (a.9)       Amendment No. 8 to the Master Trust Agreement (i).

        (a.10)      Amendment No. 9 to the Master Trust Agreement (j).

        (a.11)      Amendment No. 10 to the Master Trust Agreement (k).

        (a.12)      Form of Amendment No. 11 to the Master Trust Agreement (k).

        (a.13)      Form of Amendment No. 12 to the Master Trust Agreement (l).

        (a.14)      Form of Amendment No. 13 to the Master Trust Agreement (m).

        (a.15)      Form of Amendment No. 14 to the Master Trust Agreement (u).

        (a.16)      Form of Amendment No. 15 to the Master Trust Agreement (u).

        (a.17)      Amendment No. 16 to the Master Trust Agreement (v).

        (a.18)      Form of Amendment No. 17 to the Master Trust Agreement (v).

        (a.19)      Amendment No. 18 to the Master Trust Agreement (y).

        (a.20)      Amendment No. 19 to the Master Trust Agreement (y).

        (a.21)      Amendment No. 20 to the Master Trust Agreement (z).

        (a.22)      Form of Amendment No. 21 to the Master Trust Agreement (aa).

        (a.23)      Form of Amendment No. 22 to the Master Trust Agreement (cc).

        (a.24)      Form of Amendment No. 23 to the Master Trust Agreement (cc).

        (a.25)      Form of Amendment No. 24 to the Master Trust Agreement (cc).

        (a.26)      Form of Amendment No. 25 to the Master Trust Agreement (dd).

        (a.27)      Form of Amendment No. 26 to the Master Trust Agreement (ee).


        (a.28)      Form of Amendment No. 27 to the Master Trust Agreement (ee).

        (a.29)      Form of Amendment No. 28 to the Master Trust Agreement (ff).

        (a.30)      Form of Amendment No. 29 to the Master Trust Agreement (ff).

        (a.31)      Form of Amendment No. 30 to the Master Trust Agreement (ff).

        (a.32)      Form of Amendment No. 31 to the Master Trust Agreement (gg).




        (b)         By-laws of Registrant (a).

        (c)         None.

        (d.1) Investment Management Agreement between Registrant and Payden & Rygel (n).

        (d.2) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of September 16, 1993, adding Tax-Exempt Bond Fund to the Agreement (n).

        (d.3) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated December 29, 1993, adding Short Bond, Intermediate Bond and Investment Quality Bond (previously Opportunity) Funds to the Agreement (n).

        (d.4) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of April 29, 1994, adding Limited Maturity Fund to the Agreement (e).

        (d.5) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of June 14, 1994 with respect to Class B shares (e).
        (d.6) Agreement between Registrant and Payden & Rygel dated June 14, 1994 with respect to voluntary expense limitations (g).
        (d.7) Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding U.S. Treasury Fund and International Bond Fund (previously Global Opportunity Fund) to the Agreement (g).
        (d.8) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Market Return Fund to the Agreement (o).

        (d.9) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Growth & Income Fund to the Agreement (k).

        (d.10) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Global Short Bond Fund to the Agreement (l).

        (d.11) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Total Return Fund, International Equity Fund and Global Balanced Fund to the Agreement (m).
        (d.12) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the PRAAM Money Market Fund (now the Bunker Hill Money Market Fund) to the Agreement (u).

        (d.13) Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the High Income Fund to the Agreement (v).
        (d.14) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Emerging Markets Bond Fund, EuroDirect Fund and California Municipal Income Fund to the Agreement (w).

        (d.15) Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the U.S. Growth Leaders Fund and the European Aggressive Growth Fund to the Agreement (z).

        (d.16) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Low Duration Bond Fund to the Agreement (aa).

        (d.17) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the GNMA Fund to the Agreement (aa).

        (d.18) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Small Cap Leaders Fund to the Agreement (bb).

        (d.19) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Payden Real Return Fund to the Agreement (gg).
        (e.1) Distribution Agreement between Registrant and Payden & Rygel Distributors, Inc. (n).

        (e.2) Amendment to Distribution Agreement between Registrant and Payden & Rygel Distributors dated August 31, 1992 (p).

        (f)         None.

        (g) Form of Mutual Fund Custody and Services Agreement between Registrant and Boston Safe Deposit and Trust Company (ee).

        (h.1) Management and Administration Agreement between Registrant and Treasury Plus, Incorporated dated as of January 1, 1996
                    (o).

        (h.2) Amendment to Management and Administration Agreement between Registrant and Treasury Plus, Incorporated dated as of August 26, 1999 (bb).

        (h.3) Form of Accounting Services Agreement between Registrant and Boston Safe Deposit and Trust Company (ee).

        (h.4) Form of Transfer Agency Agreement between Registrant and UMB Fund Services, Inc (gg).

        (h.5)       License Agreement between Registrant and Payden & Rygel (n).

        (i.1)       Opinion of Counsel (b).

        (i.2)       Opinion of Counsel, dated December 23, 1997 (v).

        (i.3)       Opinion of Counsel, dated December 30, 1998 (x).

        (i.4)       Form of Opinion of Counsel, dated April 15, 1999 (y).

        (i.5)       Form of Opinion of Counsel, dated July 19, 1999 (z).

        (i.6)       Form of Opinion of Counsel, dated July 28, 1999 (aa).

        (i.7)       Form of Opinion of Counsel, dated November 18, 1999 (bb).

        (i.8)       Form of Opinion of Counsel, dated February 14, 2000 (cc).

        (i.9)       Form of Opinion of Counsel, dated February __, 2004 (gg).

        (j)         Not applicable.

        (k)         Not applicable.

        (l)         Investment letter of Payden & Rygel (b).

        (m) The Payden & Rygel Investment Group Distribution Plan, adopted September 9, 1997 (u).

        (n)         Not applicable.

        (o) The Payden & Rygel Investment Group Multiple Class Plan, dated December 16, 1997 (v).

        (p.1)       Code of Ethics of The Payden & Rygel Investment Group (hh).


        (p.2)       Code of Ethics of Payden & Rygel (hh).


        (p.3) Supplemental Code of Ethics of The Payden & Rygel Investment Group for Principal Officers and Senior Financial Officers
                    (gg).

        (q.1)       Powers of Attorney of Dennis Poulsen and J. Clayburn La
                    Force (r).

        (q.2)       Power of Attorney of Stender E. Sweeney (r).

        (q.3)       Power of Attorney of Thomas McKernan, Jr. (s).

        (q.4)       Power of Attorney of W.D. Hilton, Jr. (f).

        (q.5)       Power of Attorney of Gerald S. Levey, M.D. (dd).
---------------------
(a) Filed as an exhibit to the Registration Statement on April 2, 1992 and incorporated herein by reference.

(b) Filed as an exhibit to the Pre-Effective Amendment No. 2 to the Registration Statement on July 28, 1992 and incorporated herein by reference.

(c) Filed as an exhibit to Post-Effective Amendment No. 2 to the Registration Statement and incorporated herein by reference.

(d) Filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement on January 24, 1994 and incorporated herein by reference.

(e) Filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement on June 30, 1994 and incorporated herein by reference.

(f) Filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement on October 17, 1994 and incorporated herein by reference.

(g) Filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement on January 12, 1995 and incorporated herein by reference.

(h) Filed as an exhibit to Post-Effective Amendment No. 15 to the Registration Statement on July 6, 1995 and incorporated herein by reference.

(i) Filed as an exhibit to Post-Effective Amendment No. 17 to the Registration Statement on October 5, 1995 and incorporated herein by reference.

(j) Filed as an exhibit to Post-Effective Amendment No. 21 to the Registration Statement on February 7, 1996 and incorporated herein by reference.

(k) Filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement on May 29, 1996 and incorporated herein by reference.

(l) Filed as an exhibit to Post-Effective Amendment No. 25 to the Registration Statement on July 3, 1996 and incorporated herein by reference.

(m) Filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement on September 23, 1996 and incorporated herein by reference.

(n) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on July 1, 1994 and incorporated herein by reference.

(o) Filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement on September 11, 1995 and incorporated herein by reference.

(p) Filed as an exhibit to Post-Effective Amendment No. 1 to the Registration Statement on February 17, 1993 and incorporated herein by reference.

(q) Filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement on December 20, 1996 and incorporated herein by reference.

(r) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on June 19, 1992 and incorporated herein by reference.

(s) Filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement on March 1, 1994 and incorporated herein by reference.

(t) Filed as an exhibit to Post-Effective Amendment No. 29 to the Registration Statement on April 17, 1997 and incorporated herein by reference.

(u) Filed as an exhibit to Post-Effective Amendment No. 31 to the Registration Statement on September 24, 1997 and incorporated herein by reference.

(v) Filed as an exhibit to Post-Effective Amendment No. 34 to the Registration Statement on December 29, 1997 and incorporated herein by reference.

(w) Filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on October 19, 1998 and incorporated herein by reference.

(x) Filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement on December 31, 1998 and incorporated herein by reference.

(y) Filed as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement on April 15, 1999 and incorporated herein by reference.

(z) Filed as an exhibit to Post-Effective Amendment No. 38 to the Registration Statement on July 21, 1999 and incorporated herein by reference.

(aa) Filed as an exhibit to Post-Effective Amendment No. 39 to the Registration Statement on July 29, 1999 and incorporated herein by reference.

(bb) Filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on November 19, 1999.

(cc) Filed as an exhibit to Post-Effective Amendment No. 41 to the Registration Statement on February 15, 2000.

(dd) Filed as an exhibit to Post-Effective Amendment No. 43 to the Registration Statement on March 1, 2001.

(ee) Filed as an exhibit to Post-Effective Amendment No. 44 to the Registration Statement on February 28, 2002.

(ff) Filed as an exhibit to Post-Effective Amendment No. 45 to the Registration Statement on January 31, 2003.


(gg) Filed as an exhibit to Post-Effective Amendment No. 46 to the Registration Statement on February 11, 2004.



(hh) Filed as an exhibit to Post-Effective Amendment No. 50 to the Registration Statement on February 28, 2005.


Item 24.    Persons Controlled by or Under Common Control with Registrant.



As of September 30, 2005, the following persons held of record 25% or more of the outstanding shares of the following Funds of the Group: U.S. Government Fund, Valley Medical Center, Renton, WA, 31.69%; Small Cap Leaders Fund, J. Payden Living Trust, Los Angeles, CA, 40.28%; Real Return Fund, J. Payden Living Trust, Los Angeles, CA, 72.19%; California Municipal Income Fund, E. C. Walker IRA, Flintridge, CA, 25.72%; Market Return Fund, Good Samaritan Hospital Pension Plan, Los Angeles, CA, 25.48%; Tax Exempt Bond Fund, Tate Trusts, Cody, WY, 25.78%; U.S. Growth Leaders Fund, J. Payden Living Trust, Los Angeles, CA, 27.10%.


Item 25.    Indemnification.

        Section 6.4 of Article VI of Registrant's Master Trust Agreement, filed herewith as Exhibit a.1, provides for the indemnification of Registrant's trustees and officers against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

        Section 7 of Registrant's Investment Management Agreement, filed herewith as Exhibit d.1, provides for the indemnification of Registrant's Adviser against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of Registrant's Distribution Agreement, filed herewith as Exhibit e.1, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

        Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser.

            During the two fiscal years ended December 31, 2004, Payden & Rygel has engaged principally in the business of providing investment services to institutional clients. During such period, the other substantial businesses, professions, vocations or employments of the directors and officers of Payden & Rygel have been as set forth below. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

Name and Principal
Business Address                    Office                                   Other Employment
-------------------                 ------                                   ----------------
Joan A. Payden                      President, CEO and
                                    Director

Robin Creswell                      Managing Principal                       Managing Director
                                    and Director                             Payden & Rygel Global Ltd.

Edward S. Garlock                   Managing Principal
                                    and Director

Asha B. Joshi                       Managing Principal
                                    and Director

Brian W. Matthews                   Managing Principal,
                                    Chief Financial Officer and Director

Christopher N. Orndorff             Managing Principal
                                    and Director

James P. Sarni                      Managing Principal
                                    and Director

Mary Beth Syal                      Managing Principal
                                    and Director

Scott J. Weiner                     Managing Principal
                                    and Director

Laura K. Zimmerman                  Managing Principal
                                    and Director

Item 27.    Principal Underwriters.

        (a) In addition to the Registrant, Payden & Rygel Distributors, Inc. acts as principal underwriter, depositor or investment adviser to the Metzler/Payden Investment Group.

        (b) Information is furnished below with respect to the officers and directors of Payden & Rygel Distributors, Inc. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.


                                      Positions and
                                      Offices with                         Positions and
Name and Principal                    Principal                            Offices with
Business Address                      Underwriter                          Registrant
------------------                    -----------------------              -----------------------------
Joan A. Payden                        Chairman, President,                 Trustee, Chairman
                                      Chief Executive Officer              of the Board and
                                      and Director                         Chief Executive Officer

Christopher N. Orndorff               Chief Financial Officer              Trustee

Gregory P. Brown                      Vice President and Director          None

Yot Chattrabhuti                      Vice President                       Vice President

Richard L. Cowan                      Vice President                       None

Bradley F. Hersh                      Vice President and Controller        Vice President and
                                                                           Treasurer

Sandra L. Clark                       Assistant Vice President and         None
                                      Assistant Secretary

Edward S. Garlock                     Secretary                            Secretary

        (c) Not applicable.

Item 28. Location of Accounts and Records.

        All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained either at the offices of the Registrant (333 South Grand Avenue, Los

Angeles, California 90071); its adviser, Payden & Rygel (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071); its Administrator, Treasury Plus, Inc. (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071); its Fund Accountant, Mellon Trust of New England, N.A. (135 Santilli Highway, Everett, Massachusetts 02149); its Transfer Agent, UMB Fund Services, Inc. (803 West Michigan Street, Milwaukee, Wisconsin 53233); or its Custodian, Mellon Trust of New England, N.A. (One Boston Place, Boston, Massachusetts 02108).

Item 29. Management Services.

        Not Applicable.

Item 30. Undertakings.

        Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 7th day of October, 2005.

                                          THE PAYDEN & RYGEL INVESTMENT GROUP

                                          By   /s/ Joan A. Payden
                                             -----------------------------------
                                                   Joan A. Payden
                                                   Chairman

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Joan A. Payden                     Trustee and Principal
-----------------------------          Executive Officer              October 7, 2005
Joan A. Payden

J. Clayburn La Force*                  Trustee                        October 7, 2005
-----------------------------
J. Clayburn La Force


Gerald S. Levey*                       Trustee                        October 7, 2005
-----------------------------
Gerald S. Levey, M.D.


Dennis C. Poulsen*                     Trustee                        October 7, 2005
-----------------------------
Dennis C. Poulsen


Thomas McKernan, Jr.*                  Trustee                        October 7, 2005
-----------------------------
Thomas McKernan, Jr.


Stender E. Sweeney*                    Trustee                        October 7, 2005
-----------------------------
Stender E. Sweeney


W.D. Hilton, Jr.*                      Trustee                        October 7, 2005
-----------------------------
W.D. Hilton, Jr.


/s/ Christopher N. Orndorff            Trustee                        October 7, 2005
-----------------------------
Christopher N. Orndorff


/s/ Mary Beth Syal                     Trustee                        October 7, 2005
-----------------------------
Mary Beth Syal

/s/ Brian W. Matthews                  Principal Financial            October 7, 2005
-----------------------------          and Accounting Officer
Brian W. Matthews

*/s/ Joan A. Payden
-----------------------------
By: Joan A. Payden
    Attorney-In-Fact